Document and Entity Information	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	XCHG Limited
Entity Address, Address Line One	XCharge Europe GmbH
Entity Address, Address Line Two	Heselstücken 18
Entity Address, City or Town	Hamburg
Entity Address, Country	DE
Entity Central Index Key	0001979887
Entity Address, Postal Zip Code	22453
Amendment Flag	false
Entity File Number	001-42208